VANECK BDC INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
COMMON STOCKS: 57.9%
Financial Services : 57.9%
Ares Capital Corp. † 10,499,242 $ 189,196,341
Bain Capital Specialty Finance,
Inc. † 712,618 8,836,463
Barings BDC, Inc. † 1,332,467 10,966,203
BlackRock TCP Capital Corp. † 1,235,242 4,459,224
Blackstone Secured Lending
Fund † 1,654,394 39,192,594
Blue Owl Capital Corp. † 10,284,077 113,741,892
Blue Owl Technology Finance
Corp. † 3,271,244 40,530,713
Capital Southwest Corp. † 881,228 19,492,763
Carlyle Secured Lending, Inc. † 973,124 10,645,977
CION Investment Corp. 756,850 5,176,854
Fidus Investment Corp. † 555,938 9,684,440
FS KKR Capital Corp. † 3,797,987 38,663,508
Gladstone Capital Corp. † 330,936 5,741,740
Gladstone Investment Corp. 583,297 8,282,817
Goldman Sachs BDC, Inc. † 1,549,920 13,763,290
Golub Capital BDC, Inc. † 3,285,506 41,594,506
Hercules Capital, Inc. † 2,556,139 37,754,173
Kayne Anderson BDC, Inc. † 598,442 8,210,624
Main Street Capital Corp. † 1,839,490 97,419,390
MidCap Financial Investment
Corp. † 1,350,676 15,181,598
Morgan Stanley Direct Lending
Fund † 1,028,461 14,357,316
MSC Income Fund, Inc. † 674,175 8,211,451
New Mountain Finance Corp. † 1,328,909 10,312,334
Nuveen Churchill Direct
Lending Corp. † 513,617 6,533,208
Oaktree Specialty Lending
Corp. † 1,290,228 14,579,576
Number
of Shares Value
Financial Services (continued)
PennantPark Floating Rate
Capital Ltd. † 1,453,290 $ 11,684,452
Prospect Capital Corp. † 5,184,077 13,530,441
Sixth Street Specialty Lending,
Inc. † 1,387,191 25,496,571
SLR Investment Corp. † 623,292 8,919,308
Trinity Capital, Inc. † 1,218,303 17,921,237
Underline
Total Common Stocks
(Cost: $1,049,213,214) 850,081,004
Par
(000's)
SHORT-TERM INVESTMENTS: 37.0%
United States Treasury Obligations: 37.0%
(Cost: $543,257,738)
United States Treasury Bills (y)
3.59%, 07/16/26 † 274,277 271,387,094
3.74%, 04/16/26 # 272,221 271,810,287
543,197,381
Total Investments Before Collateral for
Securities Loaned: 94.9%
(Cost: $1,592,470,952) 1,393,278,385
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
15.5%
Money Market Fund: 15.5%
(Cost: $227,373,884)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.66%(a) 227,373,884 227,373,884
Total Investments: 110.4%
(Cost: $1,819,844,836) 1,620,652,269
Liabilities in excess of other assets: (10.4)% (152,958,589)
NET ASSETS: 100.0% $ 1,467,693,680
Total Return Swap Contracts
Long Exposure
Reference
Obligation
Notional
Amount Counterparty
Rate paid by
the Fund
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
MVIS US Business
Development
Companies Index $10,132,820
Bank of
America 4.17%(b) Monthly 08/31/26 $ (1,670,439)
MVIS US Business
Development
Companies Index $533,810,945 UBS 4.48%(c ) Monthly 11/17/26 8,930,066
Total $7,259,627

VANECK BDC INCOME ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Footnotes:
† Security fully or partially on loan. Total market value of securities on loan is $370,625,101.
(y) The rate shown is the calculated yield to maturity.
# All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $59,759,701.
(a) The rate shown is the 7-day yield as of 03/31/26.
(b) The rate shown reflects the rate in effect at March 31, 2026: Overnight Bank Funding Rate + 0.53%.
(c) The rate shown reflects the rate in effect at March 31, 2026: Secured Overnight Financing Rate + 0.85%.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 850,081,004 $ — $ — $ 850,081,004
United States Treasury Obligations — 543,197,381 — 543,197,381
Money Market Fund 227,373,884 — — 227,373,884
Total Investments $ 1,077,454,888 $ 543,197,381 $ — $ 1,620,652,269
Other Financial Instruments:
Assets
Total Return Swap Contract $ — $ 8,930,066 $ — $ 8,930,066
Liabilities
Total Return Swap Contracts $ — $ 1,670,439 $ — $ 1,670,439
*
See Schedule of Investments for industry sectors.